UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM MAY 1, 2009 THROUGH MAY  31, 2009
COMMISSION FILE NUMBERS OF ISSUING ENTITY: 333-141065 and 333-32874
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this Form 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture, the Transfer and Servicing Agreement or the AdvantaSeries Indenture Supplement.
The AdvantaSeries Excess Spread Amount for the May Monthly Period was negative $18,796,829 (-6.09%) which caused the average Excess Spread Amount for the preceding three Monthly Periods to be negative $5,339,424 (-1.74%). Effective as of June 1, 2009, an AdvantaSeries Pay Out Event occurred pursuant to Section 6.01(c) of the AdvantaSeries Indenture Supplement.
As a result of the occurrence of this AdvantaSeries Pay Out Event, beginning on the June 2009 Payment Date, principal on all $3.670 billion of outstanding AdvantaSeries Notes has become payable pursuant to, and in accordance with, the terms of the Indenture. Beginning on June 1, 2009 and subject to the terms of the Indenture, all Advanta Business Card Master Trust (“ABCMT”) principal collections that are allocated to the AdvantaSeries are being deposited by the Servicer into the Collection Account for payment to the AdvantaSeries Noteholders. Payments of principal will only occur to the extent of available collections allocated to the AdvantaSeries and will be subject to the terms of the Indenture, including, among other things, the subordination provisions. On the June 2009 Payment Date $250 million of principal collections that were on deposit in the Collection Account as of May 31, 2009 plus $76.3 million of additional Available Principal Collections were distributed pro-rata, to all Class A Noteholders.
As of May 31, 2009 the ABCMT total Receivables balance was $4.5 billion. The entire $8.4 million on deposit in the Spread Account as of May 31, 2009 and $10.4 million from the Cash Collateral Account will be withdrawn to cover AdvantaSeries Defaulted Amounts. After this withdrawal there will be no amounts on deposit in the Spread Account and there will be $40.9 million on deposit in the Cash Collateral Account.
Effective May 30, 2009, all Credit Card Accounts were closed to future use.
On June 8, 2009, Advanta Bank Corp. announced the termination of its previously announced cash tender offer for up to $1.4 billion of outstanding AdvantaSeries Class A Notes.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following is filed as an exhibit to this Report under Exhibit 99:
99.1	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of May 1, 2009 through May 31, 2009

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP. (Depositor)

By:	/s/ Susan A. McVeigh
Name:	Susan A. McVeigh
Title:	Vice President and Treasurer

ADVANTA BANK CORP. (Servicer)

By: Name:	/s/ Michael Coco Michael Coco
Title:	Vice President and Treasurer
Dated: June 22, 2009

Exhibit Index
Exhibit No.
The following is filed as an exhibit to this Report under Exhibit 99:
99.1	AdvantaSeries Asset Backed Notes – Monthly Noteholder’s Statement for the Monthly Period of May 1, 2009 through May 31, 2009

5